Operating assets and liabilities - Intangible assets - Narrative (Details) - DKK (kr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	kr 2,179,000,000
Total impairment losses	982,000,000	kr 0
Impairment loss recognised in cost of goods sold	529,000,000
Impairment loss recognised in research and development costs	kr 450,000,000
WACC, post tax	7.00%
Patents and licences
Disclosure of detailed information about intangible assets [line items]
Total impairment losses	kr 982,000,000	0
Intangible assets not yet in use	kr 3,380,000,000	2,612,000,000
Patents and licences | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	15 years
Software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years
Software | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	15 years
Diabetes care and obesity
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	kr 1,599,000,000	1,403,000,000
Total impairment losses	282,000,000
Biopharm
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	359,000,000	kr 1,165,000,000
Total impairment losses	kr 700,000,000